Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

Name of related parties	Nature of relationship
Mr. Yang Lu	The chief executive officer and chairman of our board of directors and ultimate significant shareholder of the Company

Schedule of Key Management Compensation
	2024	2025
	$’000	$’000
Short-term employee benefits	1,911	1,218
Post-employment benefits	40	35
Share-based compensation expenses	1,117	1,119
Total	3,068	2,372